Investments	12 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
Investments

7. Investments

The fair value of the Company’s investments is determined based on inputs not observable in the market and classified as Level 3 within the fair value hierarchy.

The following table summarizes the activity in investments during the fiscal years ended March 31, 2025 and 2024:

	March 31,
	2025	2024
Balance, beginning of period	¥134	¥6,686
Additions	—	10,000
Disposals	—	(6,552)
Impairment loss	—	(10,000)
Balance, end of period	¥134	¥134

The Company recognized impairment loss on investments of nil, JPY10,000, and JPY10,000 during the fiscal years ended March 31, 2025, 2024 and 2023, respectively. The Company records impairment loss in other income (expenses), net in the Statements of Operations.